SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Total expenses	$ 6,131	$ 6,144	$ 4,876
Less - participation and grants	145	197	265
Research and development - net	$ 5,986	$ 5,947	$ 4,611